Financial Risk Management - Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities (Detail) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	R$ 13,822,913
Lease	3,858,455
Payables to related parties, trade payables and reverse factoring operations	6,774,205
Total expected cash flow [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	14,764,846
Lease	4,610,685
Payables to related parties, trade payables and reverse factoring operations	6,774,205
Interest to be accrued [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures, interest to be accrued	(941,933)
Lease, interest to be accrued	(752,230)
Payables to related parties, trade payables and reverse factoring operations
Less than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	4,047,276
Lease	1,231,622
Payables to related parties, trade payables and reverse factoring operations	6,774,205
One to five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	9,165,849
Lease	2,644,292
Payables to related parties, trade payables and reverse factoring operations
Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	1,551,721
Lease	734,771
Payables to related parties, trade payables and reverse factoring operations